UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002051569

                    Towd Point Mortgage Trust 2025-CES1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

                                   Chetan Vohra, (646) 885-3589
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information. In addition, please see Item 3, Exhibit 99.3 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibits 99.1 and 99.2 should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2025-CES1.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades (Group A)
	Schedule 3 –	Exception Grades (Group A)
	Schedule 4 –	Valuation Summary (Group A)
	Schedule 5 –	Supplemental Data (Group A)
	Schedule 6 –	ASF (Group A)
	Schedule 7 –	Business Purpose (Group A)
	Schedule 8 –	Data Compare Summary (Total) (Group A)
	Schedule 9 –	Rating Agency Grades (Group B)
	Schedule 10 –	Exception Grades (Group B)
	Schedule 11 –	Valuation Summary (Group B)
	Schedule 12 –	Supplemental Data (Group B)
	Schedule 13 –	ASF (Group B)
	Schedule 14 –	Business Purpose (Group B)
	Schedule 15 –	Data Compare Summary (Total) (Group B)

99.2	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Loan Level Exception
	Schedule 3 –	Exception Level
	Schedule 4 –	Rating Agency Loan Level Grades
	Schedule 5 –	Valuations Report
	Schedule 6 –	Data Compare
	Schedule 7 –	Data Extract

99.3	Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 25, 2025

CRM 2 DEPOSITOR, LLC
(Depositor)

By:	/s/ Chetan Vohra
Name: Chetan Vohra
Title: Senior Managing Director

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades (Group A)
	Schedule 3 –	Exception Grades (Group A)
	Schedule 4 –	Valuation Summary (Group A)
	Schedule 5 –	Supplemental Data (Group A)
	Schedule 6 –	ASF (Group A)
	Schedule 7 –	Business Purpose (Group A)
	Schedule 8 –	Data Compare Summary (Total) (Group A)
	Schedule 9 –	Rating Agency Grades (Group B)
	Schedule 10 –	Exception Grades (Group B)
	Schedule 11 –	Valuation Summary (Group B)
	Schedule 12 –	Supplemental Data (Group B)
	Schedule 13 –	ASF (Group B)
	Schedule 14 –	Business Purpose (Group B)
	Schedule 15 –	Data Compare Summary (Total) (Group B)

99.2	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Loan Level Exception
	Schedule 3 –	Exception Level
	Schedule 4 –	Rating Agency Loan Level Grades
	Schedule 5 –	Valuations Report
	Schedule 6 –	Data Compare
	Schedule 7 –	Data Extract

99.3	Mortgage Loans Excluded from Securitization Transaction